Information on how numbers were calculated (Tables)	12 Months Ended
Dec. 31, 2019
Information On How Numbers Were Calculated
Research and development expenses
Research and development expenses	2019	2018	2017
		(in €)
Third-party services	36,783,223	15,909,366	8,856,431
manufacturing of clinical material	13,479,235	4,828,534	5,558,719
clinical, pre-clinical	23,303,988	11,080,832	3,297,712
Personnel expenses	6,231,812	8,037,082	4,680,877
share-based compensation expense	2,580,983	5,256,194	3,070,707
Legal and consulting fees	668,676	421,041	643,074
Other expenses	898,425	661,065	234,129
Total	44,582,136	25,028,554	14,414,511

General and administrative expenses
General and administrative expenses	2019	2018	2017
		(in €)
Personnel expenses	7,534,073	9,146,955	2,948,229
share-based compensation expense	4,251,227	6,828,457	1,479,398
Legal and consulting fees	2,199,640	2,020,447	1,478,210
Other expenses	2,767,335	1,619,467	712,059
Total	12,501,048	12,786,869	5,138,498

Employee benefits
Employee benefits	2019	2018	2017
		(in €)
Wages and salaries	5,974,807	4,501,840	2,896,929
Social Security contributions (employer's share)	562,255	350,024	182,189
Equity-settled share-based payments	6,832,210	12,084,651	4,550,105
Other	396,613	247,522	—
Total	13,765,885	17,184,037	7,629,223

Net financial result
Finance income	2019	2018	2017
		(in €)
Foreign exchange income	3,379,644	8,249,853	—
Interest income	2,840,676	2,182,842	130,032
Total	6,220,320	10,432,695	130,032
Finance costs
Foreign exchange expense	2,684,699	2,623,782	2,358,631
Other	22,265	107,182	2,563,904
Total	2,706,964	2,730,964	4,922,535
Net Financial Result	3,513,356	7,701,731	(4,792,503)

Tax loss carryforwards
	December 31, 2019	December 31, 2018
	(in €)
InflaRx N.V.	75,767,524	33,571,438
InflaRx GmbH	34,786,686	34,787,686
InflaRx Pharmaceutical Inc.	3,816,023	1,651,579

Income taxes
InflaRx in Germany	2019	2018	2017
		(in €)
Loss before taxes	(53,254,817)	(29,814,634)	(24,237,748)
Tax rate	29.7%	29.2%	31.2%
Tax benefits at tax rate	15,815,083	8,715,116	7,559,754
Tax losses for which no deferred tax asset was recognized	(15,815,083)	(8,715,116)	(7,559,754)
Income taxes	—	—	—

The applicable tax rate on income in the U.S. is composed of 21% federal tax and 6% state tax:

InflaRx in the U.S.	2019	2018	2017
	(in U.S. dollars)
Loss before taxes	(2,177,602)	(1,891,058)	—
Tax rate	27%	27%	—
Tax benefits at tax rate	587,953	510,586	—
Tax losses for which no deferred tax asset was recognized	(587,953)	(510,586)	—
Income taxes	—	—	—

Property, plant, and equipment

	Buildings, Office properties	Laboratory, office and other equipment	Advance payments	Total
Cost		(in €)
At January 1, 2018	—	394,609	—	394,609
Additions	—	504,423	86,068	590,491
Disposals	—	1,544	—	1,544
Reclassification	—	86,068	(86,068)	—
Exchange differences	—	8,534	—	8,534
At December 31, 2018	—	995,179	—	995,179
Right-of-use assets at January 1, 2019, see note 1. (e)	695,614	35,058	—	730,672
Additions	636,754	259,647	54,338	950,740
Disposals	(266,057)	(142,400)	—	(408,457)
Reclassification	—	54,408	(54,408)	—
Exchange differences	1,512	6,639	70	8,221
At December 31, 2019	1,067,823	1,208,531	—	2,276,355

Depreciation
At January 1, 2018	—	(221,970)	—	(221,970)
Depreciation charge for the year	—	(148,375)	—	(148,375)
Exchange differences	—	(166)	—	(166)
At December 31, 2018	—	(370,510)	—	(370,510)
Depreciation charge for the year	(283,350)	(273,458)	—	(556,808)
Disposals	38,008	26,235	—	64,243
Exchange differences	216	(198)	—	18
At December 31, 2019	(245,126)	(617,932)	—	(863,058)

Net book value	—	—	—	—
At December 31, 2019	822,697	590,600	—	1,413,297
At December 31, 2018	—	624,668	—	624,668

Intangible assets
	Patents and licenses with definite useful life	Construction in progress	Total
Cost		(in €)
At January 1, 2018	148,749	—	148,749
Additions	97,620	—	97,620
Disposals	(17)	—	(17)
Reclassification	—	109,852	109,852
Exchange differences	—	—	—
At December 31, 2018	246,351	109,852	356,204
Additions	84,449	251,493	335,942
Disposals	—	—	—
Reclassification	353,155	(353,155)	—
Exchange differences	(64)	—	(64)
At December 31, 2019	683,891	8,190	692,081

Amortization
At January 1, 2018	(108,083)	—	(108,083)
Depreciation charge for the year	(25,255)	—	(25,255)
Exchange differences	—	—	—
At December 31, 2018	(133,337)	—	(133,337)
Depreciation charge for the year	(106,358)	—	(106,358)
Disposals	—	—	—
Exchange differences	14	—	14
At December 31, 2019	(239,681)	—	(239,681)

Net book value	—	—	—
At December 31, 2019	444,210	8,190	452,400
At December 31, 2018	113,014	109,852	222,866

Leases
	Right-of-use assets		Foreign exchange
	Property	Cars	difference	Total	Lease liabilities
			(in €)
As of January 1, 2019	695,614	35,058	—	730,672	730,672
Additions	636,754	—	1,512	638,266	636,754
Depreciation charge for the year	(245,342)	(20,831)	216	(265,957)	—
Derecognition	(266,057)	—	—	(266,057)	(228,547)
Interest expense	—	—	—	—	(12,765)
Payments (incl. interest and foreign exchange difference)	—	—	—	—	(281,535)
As of December 31, 2019	820,969	14,227	1,728	836,924	844,579

Maturity analysis for capitalized leases
Maturity analysis for capitalized leases	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	354,878	7,175	347,703
After one year but not more than five years	500,062	3,185	496,877
More than five years	—	—	—
Total	854,940	10,361	844,579

Maturity analsis for all lease obligations
Maturity analysis for all lease obligations	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	371,105	5,387	10,841	354,878
After one year but not more than five years	532,845	12,779	20,005	500,062
More than five years	—	—	—	—
Total	903,951	18,166	30,845	854,940

Amounts recognized in profit or loss
	December 31, 2019*	December 31, 2018*
	(in €)
Depreciation expense of right-of-use assets	265,957	—
Interest expense on lease liabilities	12,765	—
Rental expense from leases	70,451	213,200
short-term leases (included in administrative expenses)	65,348	—
leases of low-value assets (included in administrative expenses)	5,103	—
Total amounts recognized in profit or loss	349,173	213,200
* in 2019 leases under IFRS 16, in 2018 operating leases under IAS 17

Other non-financial assets
Other non-financial assets	December 31, 2019	December 31, 2018
	(in €)
Prepaid expense	1,920,153	1,032,676
Pre-payments	698,891	14,607
Other	1,334,056	541,419
Total	3,953,100	1,588,702

Financial assets and financial liabilities
Financial assets and financial liabilities	December 31, 2019	December 31, 2018
	(in €)
Financial assets at amortized cost
Non-current financial assets	272,614	207,444
Current financial assets	82,353,867	101,184,240

Financial liabilities at amortized cost
Trade and other payables	12,413,662	6,657,312
Interest bearing loans and borrowings
Non-current lease liabilities	330,745	—
Current lease liabilities	513,834	—

Cash and cash equivalents
Cash and cash equivalents	December 31, 2019	December 31, 2018
	(in €)
Short-term deposits
Deposits held in U.S. dollars (3 months original maturity and less)	27,803,153	32,918,604
Total	27,803,153	32,918,604
Cash at banks
Cash held in euro	1,211,478	21,719,699
Cash held in U.S. dollars	4,116,649	747,937
Total	5,328,127	22,467,636
Total cash and cash equivalents	33,131,280	55,386,240